American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
September 30, 2019

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	1,641	640,089
Air Freight and Logistics — 1.4%
CH Robinson Worldwide, Inc.	6,868	582,269
United Parcel Service, Inc., Class B	37,301	4,469,406
		5,051,675
Automobiles — 0.4%
Ford Motor Co.	161,794	1,482,033
Banks — 6.4%
Bank of America Corp.	135,738	3,959,477
BB&T Corp.	14,924	796,494
Comerica, Inc.	44,947	2,966,053
Fifth Third Bancorp	7,445	203,844
Huntington Bancshares, Inc.	73,196	1,044,507
JPMorgan Chase & Co.	72,233	8,501,102
Wells Fargo & Co.	120,946	6,100,516
		23,571,993
Beverages — 2.7%
Coca-Cola Co. (The)	82,780	4,506,543
PepsiCo, Inc.	39,111	5,362,118
		9,868,661
Biotechnology — 3.8%
AbbVie, Inc.	22,113	1,674,396
Amgen, Inc.	25,634	4,960,435
Biogen, Inc.(1)	13,980	3,254,824
Gilead Sciences, Inc.	63,155	4,002,764
		13,892,419
Building Products — 1.1%
Johnson Controls International plc	89,770	3,940,005
Capital Markets — 2.2%
Franklin Resources, Inc.	84,390	2,435,496
Janus Henderson Group plc	121,492	2,728,710
TD Ameritrade Holding Corp.	60,400	2,820,680
		7,984,886
Commercial Services and Supplies — 1.4%
Republic Services, Inc.	22,533	1,950,231
Waste Management, Inc.	29,396	3,380,540
		5,330,771
Communications Equipment — 2.4%
Cisco Systems, Inc.	124,730	6,162,909
Juniper Networks, Inc.	111,965	2,771,134
		8,934,043
Consumer Finance — 1.7%
Discover Financial Services	35,143	2,849,746

Synchrony Financial	102,429	3,491,805
		6,341,551
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	13,167	2,738,999
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	132,353	5,008,237
Verizon Communications, Inc.	116,546	7,034,717
		12,042,954
Electric Utilities — 0.4%
IDACORP, Inc.	12,106	1,363,983
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	18,048	2,974,310
Electronic Equipment, Instruments and Components — 0.7%
National Instruments Corp.	65,461	2,748,707
Entertainment — 0.4%
Take-Two Interactive Software, Inc.(1)	5,308	665,305
Walt Disney Co. (The)	5,461	711,677
		1,376,982
Equity Real Estate Investment Trusts (REITs) — 5.5%
Apple Hospitality REIT, Inc.	27,226	451,407
Brandywine Realty Trust	16,782	254,247
Corporate Office Properties Trust	72,332	2,154,047
EPR Properties	36,863	2,833,290
Healthcare Realty Trust, Inc.	37,641	1,260,974
Healthcare Trust of America, Inc., Class A	100,288	2,946,461
Industrial Logistics Properties Trust	42,618	905,633
Life Storage, Inc.	28,874	3,043,608
Mid-America Apartment Communities, Inc.	5,133	667,341
National Retail Properties, Inc.	12,537	707,087
Tanger Factory Outlet Centers, Inc.	136,689	2,115,946
Weingarten Realty Investors	96,207	2,802,510
		20,142,551
Food Products — 2.6%
Campbell Soup Co.	70,026	3,285,620
General Mills, Inc.	57,690	3,179,873
Hershey Co. (The)	19,221	2,979,063
		9,444,556
Health Care Equipment and Supplies — 1.5%
Medtronic plc	12,961	1,407,824
Stryker Corp.	18,347	3,968,456
		5,376,280
Health Care Providers and Services — 0.1%
UnitedHealth Group, Inc.	2,392	519,830
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	3,401	519,299
Hotels, Restaurants and Leisure — 2.1%
Darden Restaurants, Inc.	27,960	3,305,431
Starbucks Corp.	51,853	4,584,843
		7,890,274

Household Durables — 0.5%
Garmin Ltd.	20,352	1,723,611
Household Products — 3.7%
Colgate-Palmolive Co.	50,936	3,744,305
Kimberly-Clark Corp.	24,718	3,511,192
Procter & Gamble Co. (The)	51,715	6,432,312
		13,687,809
Insurance — 2.6%
MetLife, Inc.	78,405	3,697,580
Prudential Financial, Inc.	32,626	2,934,708
Unum Group	92,879	2,760,364
		9,392,652
Interactive Media and Services — 4.5%
Alphabet, Inc., Class A(1)	10,710	13,078,410
Facebook, Inc., Class A(1)	20,152	3,588,668
		16,667,078
Internet and Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)	5,892	10,227,982
eBay, Inc.	90,515	3,528,274
		13,756,256
IT Services — 3.8%
Amdocs Ltd.	44,714	2,956,043
International Business Machines Corp.	35,643	5,183,205
Mastercard, Inc., Class A	2,089	567,310
MAXIMUS, Inc.	7,115	549,705
PayPal Holdings, Inc.(1)	8,805	912,110
Visa, Inc., Class A	12,350	2,124,323
Western Union Co. (The)	77,791	1,802,417
		14,095,113
Machinery — 1.7%
Cummins, Inc.	19,203	3,123,752
Snap-on, Inc.	18,810	2,944,517
		6,068,269
Media — 0.9%
Comcast Corp., Class A	6,161	277,738
Interpublic Group of Cos., Inc. (The)	135,813	2,928,128
		3,205,866
Multiline Retail — 0.1%
Target Corp.	4,535	484,837
Oil, Gas and Consumable Fuels — 4.4%
Chevron Corp.	55,788	6,616,457
Exxon Mobil Corp.	20,617	1,455,766
HollyFrontier Corp.	65,218	3,498,294
Occidental Petroleum Corp.	13,381	595,053
Phillips 66	38,648	3,957,555
		16,123,125
Paper and Forest Products — 0.6%
Domtar Corp.	63,220	2,263,908

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	23,730	1,203,348
Eli Lilly & Co.	36,949	4,132,007
Johnson & Johnson	54,601	7,064,277
Merck & Co., Inc.	71,216	5,994,963
Pfizer, Inc.	158,069	5,679,419
		24,074,014
Semiconductors and Semiconductor Equipment — 5.0%
Applied Materials, Inc.	45,471	2,269,003
Broadcom, Inc.	17,144	4,732,944
Intel Corp.	130,871	6,743,783
QUALCOMM, Inc.	58,216	4,440,716
		18,186,446
Software — 7.9%
Intuit, Inc.	9,248	2,459,413
LogMeIn, Inc.	22,385	1,588,440
Microsoft Corp.	131,415	18,270,627
Oracle Corp. (New York)	94,861	5,220,201
Zscaler, Inc.(1)	30,675	1,449,701
		28,988,382
Specialty Retail — 2.1%
AutoZone, Inc.(1)	1,243	1,348,183
Home Depot, Inc. (The)	26,968	6,257,115
		7,605,298
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	55,525	12,435,934
HP, Inc.	138,455	2,619,569
NetApp, Inc.	34,039	1,787,388
Seagate Technology plc	53,013	2,851,569
		19,694,460
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp.	14,613	1,395,103
Tobacco — 1.3%
Altria Group, Inc.	50,067	2,047,740
Philip Morris International, Inc.	35,218	2,674,103
		4,721,843
TOTAL COMMON STOCKS (Cost $274,029,863)		356,310,921
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $9,006,026), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $8,826,927)		8,826,486
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,485,268), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $1,456,034)		1,456,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,161	6,161
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,288,647)		10,288,647
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $284,318,510)		366,599,568
OTHER ASSETS AND LIABILITIES — 0.1%		358,921
TOTAL NET ASSETS — 100.0%		$366,958,489

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	49	December 2019	$2,450	$7,297,325	$(71,125)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	356,310,921	—	—
Temporary Cash Investments	6,161	10,282,486	—
	356,317,082	10,282,486	—
Liabilities
Other Financial Instruments
Futures Contracts	71,125	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.